Partners' Capital (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Feb. 17, 2015	May 27, 2015	Mar. 16, 2015	Nov. 30, 2014
Subsidiary Sale Of Stock [Line Items]
Percentage of avaliable cash to distribute	100.00%
Number of days from end of quarter for distribution	45 days
Distribution Made to Limited Partner, Distribution Date	May 14, 2015	Feb. 12, 2015
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.38	$ 0.375	$ 0.36
Proceeds from issuance of common units	$ 2.2		$ 0
General Partner [Member] | Incentive Distribution Percentage, Level1 [Member]
Subsidiary Sale Of Stock [Line Items]
Incentive Distribution Percentage Levels	13.00%
Incentive Distribution, Distribution Per Unit	$ 0.25
General Partner [Member] | Incentive Distribution Percentage, Level2 [Member]
Subsidiary Sale Of Stock [Line Items]
Incentive Distribution Percentage Levels	23.00%
Incentive Distribution, Distribution Per Unit	$ 0.3125
General Partner [Member] | Incentive Distribution Percentage, Level3 [Member]
Subsidiary Sale Of Stock [Line Items]
Incentive Distribution Percentage Levels	48.00%
Incentive Distribution, Distribution Per Unit	$ 0.375
EDA [Member] | BMO Capital Markets Corp. [Member]
Subsidiary Sale Of Stock [Line Items]
AggregateAmountOfEquitySecuritiesAllowedUnderEquityDistributionAgreement							350.0
Proceeds from issuance of common units	2.2
Payments of Stock Issuance Costs	0.1
AggregateAmountOfEquitySecurityRemainingUnderEquityDistributionAgreement	$ 339.7
EMH Drop Down [Member] | EnLink Midstream Holdings, LP [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | Acacia [Member] | EnLink Midstream LP [Member]
Subsidiary Sale Of Stock [Line Items]
Related Party Transaction, Ownership Interest Transferred				25.00%
EMH Drop Down [Member] | EnLink Midstream Holdings, LP [Member] | Midstream Holdings [Member] | Affiliated Entity [Member] | Class D Common Unit [Member] | Acacia [Member] | EnLink Midstream LP [Member]
Subsidiary Sale Of Stock [Line Items]
Related Party Transaction, Amounts of Transaction, Shares				31,618,311
EMH Drop Down [Member] | EnLink Midstream Holdings, LP [Member] | Midstream Holdings [Member] | Subsequent Event [Member] | Affiliated Entity [Member] | Acacia [Member] | EnLink Midstream LP [Member]
Subsidiary Sale Of Stock [Line Items]
Related Party Transaction, Ownership Interest Transferred					25.00%
Class D Common Unit [Member]
Subsidiary Sale Of Stock [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.18
Capital Unit, Class B [Member]
Subsidiary Sale Of Stock [Line Items]
Distribution Made to Limited Partner, Distributions Declared, Per Unit			$ 0.10
Common Class C [Member]
Subsidiary Sale Of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions						6,704,285